6. AVAILABLE FOR SALE SECURITIES (Tables)	12 Months Ended
Mar. 31, 2013
Available For Sale Securities Tables
Schedule of available for sale securities

Company name	Symbol	Shares	Market value (USD)	Fair market value
Copper King Mining Corporation	CPRK	5,000	$ 0.000	$ -
Deep Blue Marine Inc.	DPBE	120,000	0.000	-

Total value of trading securities				$ -

The following table sets forth the available for sale securities held by the Company as of March 31, 2012:

Company name	Symbol	Shares	Market value (USD)	Fair market value
Copper King Mining Corporation	CPRK	5,000	$ 0.000	$ -
Deep Blue Marine Inc.	DPBE	120,000	0.001	835

Total value of trading securities				$ 835